Results of Segments - Segment Revenue by Region (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosures
Revenue	€ 27,842	€ 27,338	€ 27,553
EMEA.
Disclosures
Revenue	12,589	12,067	12,105
Americas
Disclosures
Revenue	10,969	11,106	11,194
APJ
Disclosures
Revenue	4,285	4,165	4,254
Constant Currency
Disclosures
Revenue	27,842	27,338
Actual Currency
Disclosures
Revenue	27,842	27,338	27,553
Operating segments | Constant Currency
Disclosures
Revenue	28,055	27,574
Operating segments | Constant Currency | EMEA.
Disclosures
Revenue	12,512	12,139
Operating segments | Constant Currency | Americas
Disclosures
Revenue	11,242	11,267
Operating segments | Constant Currency | APJ
Disclosures
Revenue	4,302	4,169
Operating segments | Actual Currency
Disclosures
Revenue	27,665	27,024	27,238
Operating segments | Actual Currency | EMEA.
Disclosures
Revenue	12,513	12,013	11,942
Operating segments | Actual Currency | Americas
Disclosures
Revenue	10,922	10,927	11,089
Operating segments | Actual Currency | APJ
Disclosures
Revenue	4,230	4,084	4,207
Operating segments | Applications, Technology & Services
Disclosures
Revenue	23,502	22,965	23,051
Operating segments | Applications, Technology & Services | Constant Currency
Disclosures
Revenue	23,816	23,446
Operating segments | Applications, Technology & Services | Constant Currency | EMEA.
Disclosures
Revenue	10,900	10,549
Operating segments | Applications, Technology & Services | Constant Currency | Americas
Disclosures
Revenue	9,116	9,200
Operating segments | Applications, Technology & Services | Constant Currency | APJ
Disclosures
Revenue	3,799	3,698
Operating segments | Applications, Technology & Services | Actual Currency
Disclosures
Revenue	23,502	22,965	23,051
Operating segments | Applications, Technology & Services | Actual Currency | EMEA.
Disclosures
Revenue	10,902	10,437	10,306
Operating segments | Applications, Technology & Services | Actual Currency | Americas
Disclosures
Revenue	8,862	8,907	9,066
Operating segments | Applications, Technology & Services | Actual Currency | APJ
Disclosures
Revenue	3,737	3,621	3,679
Operating segments | Qualtrics
Disclosures
Revenue	929	681	508
Operating segments | Qualtrics | Constant Currency
Disclosures
Revenue	957	696
Operating segments | Qualtrics | Constant Currency | EMEA.
Disclosures
Revenue	157	99
Operating segments | Qualtrics | Constant Currency | Americas
Disclosures
Revenue	711	540
Operating segments | Qualtrics | Constant Currency | APJ
Disclosures
Revenue	89	56
Operating segments | Qualtrics | Actual Currency
Disclosures
Revenue	929	681	508
Operating segments | Qualtrics | Actual Currency | EMEA.
Disclosures
Revenue	153	97	68
Operating segments | Qualtrics | Actual Currency | Americas
Disclosures
Revenue	690	528	403
Operating segments | Qualtrics | Actual Currency | APJ
Disclosures
Revenue	86	55	37
Operating segments | Services
Disclosures
Revenue	3,234	3,379	3,679
Operating segments | Services | Constant Currency
Disclosures
Revenue	3,283	3,432
Operating segments | Services | Constant Currency | EMEA.
Disclosures
Revenue	1,455	1,491
Operating segments | Services | Constant Currency | Americas
Disclosures
Revenue	1,414	1,527
Operating segments | Services | Constant Currency | APJ
Disclosures
Revenue	414	415
Operating segments | Services | Actual Currency
Disclosures
Revenue	3,234	3,379	3,679
Operating segments | Services | Actual Currency | EMEA.
Disclosures
Revenue	1,458	1,479	1,568
Operating segments | Services | Actual Currency | Americas
Disclosures
Revenue	1,370	1,491	1,621
Operating segments | Services | Actual Currency | APJ
Disclosures
Revenue	€ 406	€ 408	€ 490